Share capital (Details) - April 2022 Offering $ in Thousands	6 Months Ended
Jun. 30, 2022 CAD ($) shares
Statement [Line Items]
Number of common shares issued | shares	13,750,000
Common shares issued, impact on share capital	$ 11,000
Cash share issue costs, impact on share capital	$ (136)
Proceeds net of share issue costs | shares	13,750,000
Proceeds net of share issue costs, impact on share capital	$ 10,864